Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Balance sheet
Current assets	$ 1,172,509	$ 739,866
Current liabilities	(795,866)	(841,524)
Golar Gimi | VIE debt
Balance sheet
Current assets	203,896	139,911
Non-current assets	1,766,641	1,795,646
Current liabilities	(125,058)	(186,149)
Non-current liabilities	$ (611,353)	$ (602,819)